Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Change in Accumulated Other Comprehensive Income by Category

($ millions)	Opening Balance	Net Change		Ending Balance
2025
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	2,712	(990)		1,722
Hedges of net investments in foreign operations	(714)	54	(1)	(660)
Income tax recovery (expense)	18	(7)		11
	2,016	(943)		1,073
Other
Interest rate hedges (Note 26)	72	(37)		35
Unrealized employee future benefits (losses) gains (Note 24)	(7)	5		(2)
Income tax (expense) recovery	(14)	9		(5)
	51	(23)		28
Accumulated other comprehensive income	2,067	(966)		1,101

2024
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	1,059	1,653		2,712
Hedges of net investments in foreign operations	(452)	(262)		(714)
Income tax recovery	4	14		18
	611	1,405		2,016
Other
Interest rate hedges (Note 26)	62	10		72
Unrealized employee future benefits (losses) gains (Note 24)	(9)	2		(7)
Income tax expense	(11)	(3)		(14)
	42	9		51
Accumulated other comprehensive income	653	1,414		2,067
(1)    Includes the derecognition of $86 million in foreign currency translation gains associated with dispositions in 2025 (Note 21)